Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	90 Months Ended	116 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000065113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Bond Income Fund
C000065111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Core Fund
C000112018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Global High Income Fund
C000012974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Growth Fund Investor Shares
C000188907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Growth Fund Z Shares
C000065110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant International Fund Investor Shares
C000188908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant International Fund Z Shares
C000065112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Short-Term Bond Fund
C000153268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sustainable Bond Fund
C000153267
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sustainable Equity Fund
Without Sales Load [Member] | C000065113
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%	(1.05%)			1.15%
Without Sales Load [Member] | C000065111
Average Annual Return [Line Items]
Average Annual Return, Percent	16.84%	6.94%			5.91%
Without Sales Load [Member] | C000112018
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%	3.57%			4.29%
Without Sales Load [Member] | C000012974
Average Annual Return [Line Items]
Average Annual Return, Percent	30.23%	14.58%			12.02%
Without Sales Load [Member] | C000188907
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%	14.85%	15.25%
Without Sales Load [Member] | C000065110
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%	6.94%			7.34%
Without Sales Load [Member] | C000188908
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%	7.17%	8.74%
Without Sales Load [Member] | C000065112
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	1.23%			1.36%
Without Sales Load [Member] | C000153268
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	0.61%		1.23%
Without Sales Load [Member] | C000153267
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%	8.67%		8.00%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	(0.01%)			1.52%
Dow Jones Moderate US Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.20%	6.05%			6.04%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	15.75%			13.33%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	15.75%	14.77%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	6.39%			5.57%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	6.39%	5.73%
Bloomberg US Aggregate 1-3 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%	1.53%			1.56%
FTSE WorldBIG Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	(1.58%)		0.47%
S&P Global 1200 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.63%	12.66%		10.81%
S&P Global 1200 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.63%	12.66%			10.51%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	(0.01%)			1.52%
60%|40% S&P Global 1200|Bloomberg US Agg. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.97%	7.71%			7.07%
S&P Global 1200 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.63%	12.66%			10.51%
Bloomberg Global High Yield Corp. Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%	3.79%			4.23%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	(0.01%)			1.52%